Debt due within one year - Narrative (Details)	Dec. 06, 2018 CAD ($)	Oct. 17, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 2,500,000,000.0
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			4,000,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			3,000,000,000	$ 3,000,000,000
Increase in line of credit facility	$ 500,000,000
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 4,134,000,000
Increase in line of credit facility		$ 500,000,000